PROVISIONS, CONTINGENT LIABILITIES AND CONTINGENT ASSETS (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current provisions	R$ 559.6	R$ 739.0
Current provisions	418.4	180.7
Total provisions	978.0	919.7	R$ 776.1
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Non-current provisions	168.6	193.8
Current provisions	113.7	53.3
Total provisions	282.3	247.1	218.6
Provisions For Labor [Member]
IfrsStatementLineItems [Line Items]
Non-current provisions	82.7	104.9
Current provisions	67.2	27.2
Total provisions	149.9	132.1	124.2
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Non-current provisions	113.4	263.0
Current provisions	226.8	72.9
Total provisions	340.2	335.9	252.9
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Non-current provisions	194.9	170.1
Current provisions	7.4	22.7
Total provisions	202.3	192.8	163.0
Total Contingent Provisions [Member]
IfrsStatementLineItems [Line Items]
Non-current provisions	559.6	731.8
Current provisions	415.1	176.1
Total provisions	974.7	907.9
Restructuring provision [member]
IfrsStatementLineItems [Line Items]
Non-current provisions		7.2
Current provisions	3.3	4.6
Total provisions	R$ 3.3	R$ 11.8	R$ 17.4